Quarterly portfolio holdings
John Hancock
Preferred Income Fund
Closed-end fixed income
October 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 10-31-25 (unaudited)
	Shares	Value
Preferred securities (A) 89.5% (56.8% of Total investments)		$387,498,738
(Cost $405,669,698)
Communication services 5.4%		23,147,591
Wireless telecommunication services 5.4%
Array Digital Infrastructure, Inc., 5.500%	35,728	653,822
Array Digital Infrastructure, Inc., 6.250%	35,208	755,916
Telephone & Data Systems, Inc., 6.000%	385,925	7,066,287
Telephone & Data Systems, Inc., 6.625% (B)	259,750	5,231,365
T-Mobile USA, Inc., 5.500%	68,050	1,579,441
T-Mobile USA, Inc., 5.500%	22,667	522,701
T-Mobile USA, Inc., 6.250% (B)	293,875	7,338,059
Financials 61.3%		265,284,656
Banks 27.5%
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	20,000	498,200
Bank of America Corp., 5.000% (B)	127,200	2,715,720
Bank of America Corp., 6.450% (B)	118,075	3,056,962
Bank of America Corp., 7.250% (B)	8,500	10,718,500
Bank of Hawaii Corp., 8.000% (B)	103,225	2,689,011
Citigroup Capital XIII, 10.470% (3 month CME Term SOFR + 6.632%) (B)(C)	384,725	11,553,292
Citizens Financial Group, Inc., 6.500% (6.500% 10-6-30, then 5 Year CMT + 2.629%)	92,300	2,341,651
Citizens Financial Group, Inc., 7.375%	253,375	6,691,634
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	176,700	4,534,122
Fifth Third Bancorp, 6.000% (B)	196,518	4,897,229
First Busey Corp., 8.250%	80,500	2,064,825
Fulton Financial Corp., 5.125% (B)	140,075	2,748,272
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	180,875	4,644,870
KeyCorp, 5.650%	194,650	4,366,000
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	29,171	725,483
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	95,550	2,394,483
M&T Bank Corp., 6.350%	152,950	3,814,573
M&T Bank Corp., 7.500%	192,500	5,120,500
Pinnacle Financial Partners, Inc., 6.750%	105,600	2,663,232
Regions Financial Corp., 4.450% (B)	30,050	543,905
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	169,325	4,339,800
Synovus Financial Corp., 7.467% (3 month CME Term SOFR + 3.614%) (B)(C)	34,275	870,928
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (B)(C)	176,350	4,634,478
Truist Financial Corp., 4.750% (B)	179,575	3,587,909
U.S. Bancorp, 5.500% (B)	54,925	1,294,033
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	111,650	3,014,550
Wells Fargo & Company, 7.500% (B)(D)	9,500	11,753,864
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	114,000	2,844,300
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	161,375	4,118,290
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	144,775	3,800,344
Capital markets 9.4%
Affiliated Managers Group, Inc., 6.750% (B)	261,450	6,384,609
Brookfield Finance, Inc., 4.625% (B)	197,675	3,196,405
Carlyle Finance LLC, 4.625% (B)	77,226	1,366,900
Morgan Stanley, 6.375% (B)	165,000	4,149,750
Morgan Stanley, 6.500% (B)	159,575	4,086,716
Morgan Stanley, 6.625% (B)	100,525	2,629,734
Morgan Stanley, 6.875% (B)	117,225	2,956,415
Morgan Stanley, 7.125% (B)	253,999	6,497,294
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%) (B)	125,650	3,236,744
TPG Operating Group II LP, 6.950% (B)	241,725	6,217,167
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 2.5%
Navient Corp., 6.000%	239,227	$4,538,136
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (B)	228,225	6,027,422
Financial services 4.7%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)	256,960	6,732,352
Corebridge Financial, Inc., 6.375% (B)	161,825	4,013,260
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	1,345,600
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	73,075	1,921,873
KKR Group Finance Company IX LLC, 4.625% (B)(D)	312,800	5,646,040
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	36,916	861,989
Insurance 17.2%
AEGON Funding Company LLC, 5.100% (B)	324,625	6,531,455
American Financial Group, Inc., 5.125% (B)	153,425	3,085,377
American National Group, Inc., 7.375% (B)(D)	225,350	5,735,158
Aspen Insurance Holdings, Ltd., 7.000%	108,525	2,731,574
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)(D)	330,000	8,233,500
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)(D)	365,400	9,379,818
Brighthouse Financial, Inc., 6.600% (B)	328,590	5,033,999
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	36,475	875,400
F&G Annuities & Life, Inc., 7.300% (B)	168,250	4,056,508
F&G Annuities & Life, Inc., 7.950% (B)(D)	208,725	5,451,897
Lincoln National Corp., 9.000% (B)(D)	223,625	6,058,001
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	264,375	6,768,000
RenaissanceRe Holdings, Ltd., 4.200% (B)	231,900	3,877,368
The Allstate Corp., 7.375% (B)	104,075	2,761,110
Unum Group, 6.250% (B)	162,500	3,856,125
Information technology 1.3%		5,694,544
Software 1.3%
Strategy, Inc., 10.000%	73,630	5,694,544
Real estate 2.2%		9,718,146
Hotel and resort REITs 0.9%
Pebblebrook Hotel Trust, 6.375%	199,050	3,879,485
Office REITs 0.6%
Vornado Realty Trust, 5.400%	148,600	2,651,024
Specialized REITs 0.7%
Public Storage, 4.625% (B)	165,850	3,187,637
Utilities 19.3%		83,653,801
Electric utilities 10.1%
Duke Energy Corp., 5.750%	283,350	7,095,084
NextEra Energy Capital Holdings, Inc., 6.500% (B)	186,675	4,777,013
NextEra Energy, Inc., 7.234% (B)	78,450	3,836,990
NextEra Energy, Inc., 7.299% (B)	35,150	1,846,430
NSTAR Electric Company, 4.780%	15,143	1,198,114
PG&E Corp., 6.000% (B)	149,600	6,148,560
SCE Trust VI, 5.000%	131,700	2,155,929
SCE Trust VII, 7.500%	239,125	5,588,351
SCE Trust VIII, 6.950% (B)	151,250	3,327,500
The Southern Company, 4.950% (B)	109,775	2,277,831
The Southern Company, 6.500% (B)(D)	68,700	1,773,147
Xcel Energy, Inc., 6.250%	149,025	3,725,625
Gas utilities 0.4%
Spire, Inc., 5.900%	63,275	1,549,605
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Utilities (continued)
Multi-utilities 8.8%
Algonquin Power & Utilities Corp., 8.161% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (B)(C)	136,805	$3,503,576
CMS Energy Corp., 5.625% (B)	225,000	5,188,500
CMS Energy Corp., 5.875% (B)	129,425	3,073,844
CMS Energy Corp., 5.875% (B)	335,050	8,037,850
DTE Energy Company, 6.250% (B)	221,975	5,580,452
DTE Energy Company, Series E, 5.250% (B)	240,000	5,296,800
Sempra, 5.750% (B)	338,000	7,672,600

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 65.2% (41.4% of Total investments)				$282,330,620
(Cost $271,431,581)
Communication services 2.4%				10,582,909
Diversified telecommunication services 0.9%
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	3,650,000	3,893,437
Wireless telecommunication services 1.5%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	6,250,000	6,689,472
Consumer discretionary 1.0%				4,502,034
Automobiles 0.6%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	2,825,000	2,827,209
Broadline retail 0.4%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (F)(G)	8.125	12-15-29	1,603,000	1,674,825
Consumer staples 0.2%				818,300
Food products 0.2%
Land O’ Lakes, Inc. (F)(G)	8.000	11-30-25	835,000	818,300
Energy 9.2%				39,617,021
Oil, gas and consumable fuels 9.2%
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(D)	8.500	01-15-84	5,849,000	6,724,806
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)(D)(F)	6.625	02-15-28	2,001,000	1,997,923
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	3,650,000	3,661,308
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(D)(F)	7.125	05-15-30	8,149,000	8,383,938
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%) (B)(D)	6.200	03-15-56	2,775,000	2,802,561
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	4,400,000	4,706,948
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (F)(G)	7.875	09-18-30	3,575,000	3,630,413
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(D)(F)(G)	9.000	09-30-29	8,248,000	7,709,124
Financials 31.3%				135,665,871
Banks 20.5%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (F)	9.625	05-21-33	4,000,000	4,877,388
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	2,800,000	2,833,121
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (F)	6.250	07-26-30	2,300,000	2,339,606
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)(D)(F)	6.625	05-01-30	4,906,000	5,107,146
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%) (B)(D)	6.875	11-26-85	4,250,000	4,382,774
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (F)	9.625	12-15-29	3,500,000	3,963,218
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (F)	6.875	08-15-30	3,500,000	3,606,309
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (B)(D)(F)	6.950	02-15-30	2,800,000	2,880,405
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28	5,750,000	5,957,460
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	6,570,000	6,874,191
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (C)(F)	7.353	01-06-26	7,500,000	7,451,963
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	4,300,000	4,176,367
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	3,675,000	3,682,927
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)(D)(F)	7.250	07-01-29	4,700,000	4,803,941
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (F)	6.250	10-15-30	2,575,000	$2,550,826
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(D)(F)	6.875	06-01-29	4,575,000	4,819,968
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	2,665,000	2,679,793
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	6,706,000	6,814,262
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (F)	6.850	09-15-29	3,750,000	3,938,449
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (F)	7.625	09-15-28	4,924,000	5,256,070
Capital markets 5.0%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(D)(F)	6.700	03-15-29	4,445,000	4,620,515
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)(D)(F)	6.300	03-20-30	3,395,000	3,496,708
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)(D)(F)	7.500	02-10-29	7,495,000	7,951,955
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (F)	7.500	05-10-29	5,169,000	5,477,961
Financial services 0.7%
Voya Financial, Inc. (F)	7.758	09-15-28	2,865,000	3,013,814
Insurance 5.1%
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	3,775,000	3,855,211
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)(D)(G)	7.950	10-15-54	4,000,000	4,181,976
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	7,350,000	7,058,603
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (B)(F)(G)	9.508	05-13-30	6,786,000	7,012,944
Health care 0.7%				3,012,979
Health care equipment and supplies 0.7%
Dentsply Sirona, Inc. (8.375% to 9-12-30, then 5 Year CMT + 4.379%)	8.375	09-12-55	2,926,000	3,012,979
Materials 1.0%				4,148,788
Chemicals 1.0%
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	4,275,000	4,148,788
Real estate 0.8%				3,344,454
Residential REITs 0.8%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (F)(G)	9.500	03-30-30	3,259,000	3,344,454
Utilities 18.6%				80,638,264
Electric utilities 8.1%
Alliant Energy Corp. (5.750% to 4-1-31, then 5 Year CMT + 2.077%)	5.750	04-01-56	3,743,000	3,755,689
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%) (B)	6.050	03-15-56	1,382,000	1,399,544
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%) (B)(D)	6.750	03-15-55	3,365,000	3,423,309
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (F)	5.000	12-15-26	2,772,000	2,703,675
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)(D)	7.125	12-01-54	3,750,000	3,939,799
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	3,000,000	3,154,377
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)(F)(G)	10.250	03-15-28	6,760,000	7,419,053
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	6,022,000	6,193,778
Sierra Pacific Power Company (6.200% to 12-15-30, then 5 Year CMT + 2.549%) (B)	6.200	12-15-55	3,075,000	3,072,051
Gas utilities 2.4%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)(D)(G)	7.200	10-15-54	4,670,000	4,787,386
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%) (B)(D)	7.000	09-15-55	5,350,000	5,575,053
Independent power and renewable electricity producers 4.1%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%) (B)(D)	7.600	01-15-55	5,214,000	5,322,248
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)(F)(G)	8.000	10-15-26	3,122,000	3,198,620
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(D)(F)(G)	8.875	01-15-29	8,533,000	9,376,291
Multi-utilities 4.0%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (B)(D)	6.850	02-15-55	4,325,000	4,632,598
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%) (B)(D)	6.500	06-01-55	3,386,000	3,522,642
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%) (B)	6.200	02-15-56	2,945,000	2,978,105
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%) (B)(D)	6.375	03-31-55	1,500,000	1,547,192
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (B)(D)	6.400	10-01-54	2,500,000	$2,567,310

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)(D)	6.875	10-01-54	2,000,000	2,069,544
Capital preferred securities (H) 1.3% (0.8% of Total investments)				$5,542,127
(Cost $6,457,350)
Financials 1.3%				5,542,127
Insurance 1.3%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(D)(G)	7.875	12-15-37	4,940,000	5,542,127

U.S. Government and Agency obligations 0.5% (0.3% of Total investments)				$2,404,188
(Cost $2,308,000)
U.S. Government Agency 0.5%				2,404,188
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (F)	7.000	09-15-30	2,308,000	2,404,188

	Yield (%)	Shares	Value
Short-term investments 1.1% (0.7% of Total investments)			$4,804,263
(Cost $4,804,086)
Short-term funds 1.1%			4,804,263
John Hancock Collateral Trust (I)	3.9239(J)	480,244	4,804,263

Total investments (Cost $690,670,715) 157.6%	$682,579,936
Other assets and liabilities, net (57.6%)	(249,442,270)
Total net assets 100.0%	$433,137,666

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-25 was $413,455,411.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 10-31-25, and is a component of the fund’s leverage under the Credit Facility Agreement. The value of securities on loan amounted to $205,621,465.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $65,754,116 or 15.2% of the fund’s net assets as of 10-31-25.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 10-31-25.
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	129,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$(936,328)	$(936,328)
Centrally cleared	64,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	(327,385)	(327,385)
Centrally cleared	32,000,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(390,762)	(390,762)
								—	$(1,654,475)	$(1,654,475)

(a)	At 10-31-25, the overnight SOFR was 4.220%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$23,147,591	$23,147,591	—	—
Financials	265,284,656	265,284,656	—	—
Information technology	5,694,544	5,694,544	—	—
Real estate	9,718,146	9,718,146	—	—
Utilities	83,653,801	82,455,687	$1,198,114	—
Corporate bonds	282,330,620	—	282,330,620	—
Capital preferred securities	5,542,127	—	5,542,127	—
U.S. Government and Agency obligations	2,404,188	—	2,404,188	—
Short-term investments	4,804,263	4,804,263	—	—
Total investments in securities	$682,579,936	$391,104,887	$291,475,049	—
Derivatives:
Liabilities
Swap contracts	$(1,654,475)	—	$(1,654,475)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	480,244	$2,238,867	$55,311,607	$(52,746,470)	$(217)	$476	$90,399	—	$4,804,263
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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